Borrowings - Securities Covenants and Guarantees (Details) - GasLog Facility $ in Thousands	Nov. 13, 2023 USD ($)	Nov. 02, 2023 USD ($) item
Borrowings
Number of international banks		14
Refinance of outstanding debt | $		$ 2,123,443
Number of vessels included in credit facility		23
Drawn amount | $	$ 2,128,000
Undrawn borrowing facilities | $	$ 672,000
Number of vessel owning companies that provide guarantees		20
Minimum aggregate market value of mortgaged vessels and market value of additional security, as percentage of outstanding facility amount		120.00%
X-DF LNG carriers
Borrowings
Number of vessels included in credit facility		10
TFDE LNG carriers
Borrowings
Number of vessels included in credit facility		10
Steam LNG carriers
Borrowings
Number of vessels included in credit facility		3
GasLog Partners LP
Borrowings
Number of vessels included in credit facility		11
GasLog Ltd.
Borrowings
Number of vessels included in credit facility		12